Consolidated Statements Of Changes In Shareholders' Deficit ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Beginning balance, Shares at Dec. 31, 2019 | shares			60,163,500	60,163,500
Beginning balance at Dec. 31, 2019	¥ (2,489,690)		¥ 1				¥ 30,959		¥ 30,409		¥ (2,551,059)
Accretion of redeemable convertible preferred shares	(320,301)										320,301
Share-based compensation, Shares | shares			4,745,200	4,745,200
Share-based compensation	120,698						120,698
Net loss	(3,176,914)										(3,176,914)
Other comprehensive loss	(53,370)								(53,370)
Ending balance, Shares at Dec. 31, 2020 | shares			64,908,700	64,908,700
Ending balance at Dec. 31, 2020	(5,919,577)		¥ 1				151,657		(22,961)		(6,048,274)
Accretion of redeemable convertible preferred shares	(288,380)										288,380
Issuance of ordinary shares in connection with initial public offering, Shares | shares			6,372,528	6,372,528
Issuance of ordinary shares in connection with initial public offering	589,959						589,959
Automatic conversion of redeemable convertible preferred shares to ordinary shares, Shares | shares			250,826,100	250,826,100
Automatic conversion of redeemable convertible preferred shares to ordinary shares	12,628,087		¥ 3				12,628,084
Share-based compensation, Shares | shares			2,601,000	2,601,000
Share-based compensation	315,362						315,362
Repurchase of ordinary shares, Shares | shares					(109,944)	(109,944)
Repurchase of ordinary shares	(7,042)				¥ (7,042)
Net loss	(6,429,059)										(6,429,059)
Other comprehensive loss	(161,281)								(161,281)
Ending balance, Shares at Dec. 31, 2021 | shares			324,708,328	324,708,328	(109,944)	(109,944)
Ending balance at Dec. 31, 2021	728,069		¥ 4		¥ (7,042)		13,685,062		(184,242)		(12,765,713)
Accretion of redeemable convertible preferred shares	(7,490)										(7,490)
Exercise of share-based awards, Shares | shares			294,622	294,622
Exercise of share-based awards	1,873						1,873
Share-based compensation	235,876						235,876
Repurchase of ordinary shares, Shares | shares					(406,717)	(406,717)
Repurchase of ordinary shares	(13,624)				¥ (13,624)
Net loss	(806,883)	$ (116,987)									(806,883)
Other comprehensive loss	172,356								172,356
Ending balance, Shares at Dec. 31, 2022 | shares			325,002,950	325,002,950	(516,661)	(516,661)
Ending balance at Dec. 31, 2022	¥ 310,177	$ 44,971	¥ 4	$ 1	¥ (20,666)	$ (2,997)	¥ 13,922,811	$ 2,018,618	¥ (11,886)	$ (1,723)	¥ (13,580,086)	$ (1,968,928)